Becker Value Equity Fund Supplement dated July 15, 2022 to the Summary Prospectus dated February 28, 2022	RETAIL CLASS: BVEFX INSTITUTIONAL CLASS: BVEIX

Effective immediately, all references to options as an investment strategy and a principal investment risk of the Fund in the Summary Prospectus are hereby removed.

Please retain this Supplement with your Summary Prospectus.

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